Capital Stock	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Capital Stock [Text Block]
Note 6	Capital Stock

Authorized

On March 26, 2015, the Company received stockholder approval to approve an amendment to the Company’s articles of incorporation to increase the Company’s authorized common stock from 150,000,000 to 400,000,000 shares.

Equity Transactions

On October 22, 2014, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with one investor for an equity investment of $500,000 at a price of $0.25 per unit. Pursuant to the terms of the Purchase Agreement, the Company agreed to sell, and Lincoln Park agreed to purchase, 2,000,000 shares of common stock. In addition, the Company agreed to issue an aggregate of 4,000,000 stock purchase warrants, of which 2,000,000 are exercisable at $0.30 per share and 2,000,000 are exercisable at $0.42 per share, each for a period of five years, subject to normal adjustment for stock splits, combinations, and reclassification events.

As discussed in Note 5, the warrants issued were required to be accounted for as derivative liabilities at their date of issuance, pursuant to the guidance of ASC 815. Consequently, the Company allocated the proceeds from the issuance of the units first to the warrants, at their fair value of $527,000 with an amount of $2,000 being allocated to equity at par value. The $29,000 excess of the sum of fair value and par value over the proceeds received of $500,000 was recorded as a component of financing related charges and adjustments on the statement of operations during the six months ended March 31, 2015. The fair value of the warrants was determined based on the binomial option pricing model using the following weighted average assumptions: risk-free interest rate: 1.46%, expected life: 5 years, expected volatility: 100.21%, dividend yield: 0%.

The Company paid a finder’s fee of $50,000 in connection with the purchase agreement. This amount was expensed as a component of financing related charges and adjustments during the six months ended March 31, 2015.

Common stock to be issued

On February 28, 2014, the Company received $30,000 in share subscriptions in respect of the issuance of 100,000 units at $0.30 per unit. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase additional common shares at $0.75 per share for a period of five years from the date of issuance.

Included in common stock to be issued at March 31, 2015 is an amount of $610,000 (September 30, 2014: $610,000) related to 1,000,000 of common stock issuable to a director and officer of the Company pursuant to the terms of an employment agreement with that director and officer (Note 8).

Note 6	Capital Stock

As at September 30, 2014, the Company’s authorized share capital, consisting of 150,000,000 share of common stock, was insufficient to fully settle the conversion or exercise of all outstanding convertible debentures, stock purchase warrants and stock options at that date. As a result, and in accordance with ASC 815, the Company has recorded derivative liabilities in connection with certain embedded conversion options contained in convertible debentures outstanding at September 30, 2014, as more fully described in Note 5.

Year ended September 30, 2014

On February 24, 2014, the Company issued 120,000 units at $0.50 per unit for gross proceeds of $60,000, which was received during the year ended September 30, 2013. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase additional common shares at $1.00 per share for a period of five years from the date of issuance.

On February 24, 2014, the Company issued 500,000 units at $0.30 per unit for gross proceeds of $150,000. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase additional common shares at $0.75 per share for a period of five years from the date of issuance.

Year ended September 30, 2013

On July 5, 2013, the Company issued 4,208,910 units in settlement of $549,000 in promissory notes, $26,058 of accrued interest on these notes, which was included in accounts payable and accrued liabilities, and $1,108,506 in other accounts payable and accrued liabilities. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $0.75 per share until July 5, 2018. (Note 4).

On July 5, 2013, the Company issued 2,196,133 units at $0.40 per unit for gross proceeds of $878,453 pursuant to private placement agreements. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $0.75 per share until July 5, 2018. As discussed in Note 5, the warrants issued were required to be accounted for as derivative liabilities pursuant to the guidance of ASC 815. Consequently, the Company allocated the proceeds from the issuance of the units first to the warrants, at their fair value of $313,000 with the remainder of $565,453 being allotted to equity. The fair value of the warrants of $313,000 was determined based on the binomial option pricing model using the following assumptions: risk-free interest rate 0.28%, expected life 1.49 years, expected volatility 81.57%, dividend yield 0.00%.

In addition, the Company paid finder’s fees of $95,680 in connection with the issuance of the units, consisting of cash of $89,680 and $6,000 in warrants to purchase 43,923 shares of common stock at $0.75 per share until July 5, 2018 in connection with this private placement. The fair value of the warrants of $6,000 was determined using the binomial option pricing model using the following assumptions: risk-free interest rate 0.28%, expected life 1.49 years, expected volatility 81.57%, dividend yield 0.00%. In addition, the Company incurred share issuance costs of $16,494.

Common stock to be issued

On February 28, 2014, the Company received $30,000 in share subscriptions in respect of the issuance of 100,000 units at $0.30 per unit. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase additional common shares at $0.75 per share for a period of five years from the date of issuance.